[front cover]

February 28, 2001

AMERICAN CENTURY
Annual Report

Prime Money Market

                                 [american century logo and text logo (reg.sm)]

[inside front cover]

Review the day's market activity at www.americancentury.com

   Now you can find more perspective on daily stock and bond market activity on
American Century's Web site.

Information and advance notice

   Our Daily Market Wraps provide at-a-glance descriptions of daily news and events that influenced the U.S. stock and bond markets. In addition, these write-ups provide advance notice of key economic reports or events that are likely to affect market activity.

Review the week

   To put the week in perspective, look no further than our Weekly Market Wrap.
This commentary discusses the week's economic and market news, providing a succinct review of what happened and what to look for in the week ahead.

Easy to find

   The Daily and Weekly Market Wraps are easy to find on our Web site. Just go to www.americancentury.com, click on "News" in the tool bar,  and locate the
Wrap you're looking for in the left column.

[Dalbar Seal]

   American Century's reports to shareholders have been awarded the
Communications Seal from Dalbar Inc., an independent financial services research firm.  The Seal recognizes communications demonstrating a level of excellence in the industry.

[left margin]

PRIME MONEY MARKET
(BPRXX)
----------------------

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The fiscal year ended February 28, 2001, saw the economy and financial markets do a remarkable about-face. For much of 2000, the U.S. economy was strong, while interest rates and money market yields rose. But late last year, stocks and economic growth dropped off sharply. In January 2001, the Federal
Reserve cut interest rates dramatically.

     This volatility provides an excellent reminder of the value of portfolio diversification over time. For the last several years, diversification hasn't seemed to pay. And with nearly minute-by-minute market analysis available to investors,  it's easy to lose sight of the fact that investing is an exercise measured in years, even decades. But historically, investors who take a diversified, long-term approach have been well rewarded for their patience through all types of markets.

     Turning to corporate matters, we're proud to announce that for the second consecutive year, American Century made Fortune Magazine's list of the "100 Best
Companies to Work for in America." This is an important designation for us, because we think it demonstrates how far we go to attract and retain the best people to serve our shareholders. We believe that ultimately our success, and that of our investors, is based on the quality of our "intellectual capital"
--the collective wisdom of our investment and service professionals.

     Similarly, Prime Money Market put up high marks in its own right. Amid  all the volatility, Prime provided shareholders stability of principal with much better-than-average yields and returns (see pages 3 and 4). That is consistent with Prime's winning track record, with returns ranking in the top quarter of the Lipper group over the life of the fund.

     One reason Prime did so well is our dedicated team of credit analysts, who are an essential part of the investment process. In the last year, our analysts deserve credit for sounding the warning and steering the fund away from securities issued by California utilities PG&E and Southern California Edison.
The credit team's diligence helped Prime dodge a significant bullet, while funds at other companies weren't so fortunate.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

                Table of Contents
   Frequently Asked
      Questions ...........................................................    2
PRIME MONEY MARKET

   Portfolio Composition
      by Credit Rating ....................................................    4
   Portfolio Composition
      by Maturity .........................................................    4
   Schedule of Investments ................................................    5
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    8
   Statement of Operations ................................................    9
   Statement of Changes
      in Net Assets .......................................................   10
   Notes to Financial
      Statements ..........................................................   11
   Financial Highlights ...................................................   13
      Report of Independent
         Accountants ......................................................   15
OTHER INFORMATION
   Share Class and Retirement
      Account Information .................................................   16
   Background Information
      Investment Philosophy
         and Policies .....................................................   17
      Comparative Indices .................................................   17
      Lipper Rankings .....................................................   17
      Credit Rating
         Guidelines .......................................................   17
      Investment Team
         Leaders ..........................................................   17
   Glossary ...............................................................   18

                                                www.americancentury.com      1

Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

WHEN ARE DIVIDENDS PAID?

     Since November 2000, dividends have been paid on the last business day of the month, rather than the last Friday of the month. We hope this change makes your dividend payment date easier to remember.

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check,  military allotment, or payments from other government agencies. Visit our Web site or give us a call to obtain the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     There is a seven-business-day hold on deposited funds--including your initial investment in a new account. There is a one-business-day hold on wire transfers.

IS THERE A COST FOR WRITING CHECKS ON MY MONEY MARKET ACCOUNT?

     As long as each check is for $100 or more, you can write as many checks as you like at no charge.

HOW CAN I KEEP TRACK OF MY MONEY MARKET FUND TRANSACTIONS BETWEEN ACCOUNT
STATEMENTS?

     You can access your investments any time through our automated telephone line and the American Century Web site. These services provide fund yields, returns, account information, and transaction services.

     You can keep tabs on your investments by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

*    calling an Investor Relations Representative at 1-800-345-2021* weekdays,
     7 a.m.-7 p.m. Central time Saturdays, 9 a.m.-2 p.m. Central time

WHY DOES MY MONEY MARKET FUND YIELD FLUCTUATE?

     Money market funds are managed to maintain a stable $1 share price, but their yields will fluctuate with changes in market conditions. Common reasons for changes in your fund's yield are adjustments to Federal Reserve interest rate policy, the outlook for inflation,  and supply and demand for money market securities.

     Keep in mind that no money market fund is guaranteed or insured by the
FDIC or any other government agency. Although money market funds are intended to preserve the value of your investment at $1 per share, there's no guarantee that they'll be able to do so.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT
1-800-345-2021 OR E-MAIL US AT OUR WEB SITE, WWW.AMERICANCENTURY.COM.

* We must have your written or electronic authorization on file if you wish to make exchanges by phone, on our Automated Information Line, or through our Web site.

[left margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

*    YOU CAN HAVE DISTRIBUTIONS FROM ANOTHER AMERICAN CENTURY ACCOUNT
     DEPOSITED DIRECTLY INTO YOUR MONEY MARKET ACCOUNT. The money will be deposited the same day that the distributions are paid.

*    DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three to five days.

Contact our Investor Relations Representatives to set up either of these options.

2      1-800-345-2021

Prime Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2001

                            INVESTOR CLASS (INCEPTION 11/17/93)               ADVISOR CLASS (INCEPTION 8/28/98)
                PRIME     90-DAY TREASURY    LIPPER MONEY MARKET FUNDS(2)          PRIME      90-DAY TREASURY
            MONEY MARKET    BILL INDEX     AVERAGE RETURN   FUND'S RANKING      MONEY MARKET    BILL INDEX
====================================================================================================================
6 MONTHS(1)     2.99%         2.87%            2.82%             --                2.86%           2.87%
1 YEAR          6.05%         5.92%            5.72%        82 OUT OF 366          5.79%           5.92%
====================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         5.34%         5.20%            5.05%        63 OUT OF 298           --              --
5 YEARS         5.27%         5.18%            5.00%        54 OUT OF 257           --              --
LIFE OF FUND    5.20%        5.10%(3)         4.90%(3)      22 OUT OF 186(3)       5.10%          5.22%(4)

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Since 11/30/93, the date nearest the class's inception for which data are available.

(4)  Since 8/31/98, the date nearest the class's inception for which data are available.

See pages 16-18 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                               AS OF 2/28/01
NET ASSETS                     $2.9 BILLION
                           2/28/01      2/29/00
NUMBER OF ISSUERS            62           69
WEIGHTED AVERAGE
   MATURITY                52 DAYS      57 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)          0.60%        0.60%

Investment terms are defined in the Glossary on pages 18-19.

YIELDS AS OF FEBRUARY 28, 2001
                               INVESTOR CLASS
7-DAY CURRENT YIELD                 5.29%
7-DAY EFFECTIVE YIELD               5.43%

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.

                                                 www.americancentury.com      3

Prime Money Market--Q&A
--------------------------------------------------------------------------------
[photo of Denise Tabacco]

     An interview with Denise Tabacco, a portfolio manager on the Prime Money
Market fund investment team.

HOW DID PRIME PERFORM DURING THE FISCAL YEAR ENDED FEBRUARY 28, 2001?

     The fund provided shareholders solid performance and stability of principal during a remarkable period in U.S. financial markets. For the year, Prime's return was much better than that of the average money market fund tracked by
Lipper Inc. (see the previous page). In addition, Prime's 7-day effective yield of 5.43% at the end of February was better than the 5.02% average yield of the
Lipper group.*

YOU OFTEN CITE THE FUND'S BELOW-AVERAGE EXPENSES AS A KEY REASON FOR ITS
ATTRACTIVE RETURNS, BUT CAN YOU TELL US ABOUT THE BIGGEST MARKET FACTORS
AFFECTING PERFORMANCE?

     The fiscal year was a tale of two halves, with economic growth and interest rates rising sharply for much of 2000. But the investing environment changed dramatically later in the year, as stocks and the economy went into a free fall, while the Federal Reserve (the Fed) did an about-face on interest rates.

     Those changes caused a big swing in the fund's yield. If you were to graph our yield on paper, it would look like a mountain--beginning and ending the year at about the same place, with a peak right in the middle, around 6.25% in
September.

WHY THE BIG DECLINE IN YIELDS SINCE SEPTEMBER?

     With the economy slowing, investors started to push bond and money market yields down, figuring it was only a matter of time before the Fed cut short-term lending rates to jump-start growth. In addition, many corporations decided to lock in lower borrowing costs by issuing more long-term debt and fewer money market securities. This came at a time when investors were fleeing stocks for the stability of money market funds. Less supply and more demand for corporate money market securities pushed yields down even further.

HOW DID YOU MANAGE THE FUND IN THAT ENVIRONMENT?

     Our challenge all year was finding yields that we felt were attractive enough to lock in for a while. That opportunity came in the summer, when we put a portion of the fund in one-year securities with yields around 7.25%. We felt those yields were just too good to pass up, especially because we thought the
Fed was done raising rates. It turned out to be a good decision, because yields in our market peaked shortly thereafter.

WHAT'S YOUR OUTLOOK FOR THE FUND  AND YIELDS?

     We expect money market yields to fall further, as the Fed lowers interest rates in 2001. But we're reluctant to commit a large percentage of the fund to one-year securities, because we think they're expensive right now. That said, we do plan to hedge against a big drop in rates with a much more modest position in high-quality, one-year notes.

* All fund returns and yields referenced in this interview are for Investor
  Class shares.

[left margin]

PORTFOLIO COMPOSITION BY
CREDIT RATING
           % OF FUND INVESTMENTS
            AS OF        AS OF
           2/28/01      8/31/00
A-1+        70%           80%
A-1         30%           20%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 17 for more information.

[pie charts - data below]

PORTFOLIO COMPOSITION
BY MATURITY
                      AS OF FEBRUARY 28, 2001
1-30 DAYS                       35%
31-90 DAYS                      50%
91-180 DAYS                     12%
MORE THAN 181 DAYS               3%

                      AS OF AUGUST 31, 2000
1-30 DAYS                       33%
31-90 DAYS                      35%
91-180 DAYS                     12%
MORE THAN 181 DAYS              20%

Investment terms are defined in the Glossary on pages 18-19.

4      1-800-345-2021

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2001

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 64.5%
            $  25,000,000  Aegon Funding Corp., 5.21%,
                              5/14/01 (Acquired 2/12/01,
                              Cost $24,674,375)(2)                $   24,732,264
               45,000,000  Allianz of America Inc.,
                              5.34%-5.35%,
                              4/19/01-4/25/01 (Acquired
                              2/14/01-2/21/01, Cost
                              $44,576,725)(2)                         44,645,767
               55,000,000  Associates First Capital Corp.,
                              5.35%-6.29%,
                              3/27/01-4/30/01                         54,597,061
               30,000,000  Banco Brasesco SA, Grand
                              Cayman Branch, 6.42%,
                              5/16/01                                 29,593,400
               25,000,000  Banco Gen de Negocios SA,
                              6.48%, 5/7/01                           24,698,500
               20,000,000  Bank One Australia, 6.22%,
                              3/29/01                                 19,903,245
               45,000,000  Black Forest Funding, 5.51%,
                              3/15/01 (Acquired 2/14/01,
                              Cost $44,807,150)(2)                    44,903,575
               60,000,000  Corporate Receivables Corp.,
                              5.47%-6.17%,
                              4/5/01-4/12/01 (Acquired
                              1/2/01-1/19/01, Cost
                              $59,165,972)(2)                         59,641,564
               38,000,000  Credit Suisse First Boston Inc.,
                              5.04%-5.05%,
                              7/2/01-8/6/01 (Acquired
                              2/1/01-2/5/01, Cost
                              $37,064,963)(2)                         37,197,323
               39,000,000  Dakota Certificates (Citibank),
                              5.25%, 4/6/01 (Acquired
                              2/28/01, Cost $38,789,563)(2)           38,795,250
               13,500,000  Demir Funding Corp., 6.46%,
                              4/10/01                                 13,403,100
               25,000,000  Diageo plc, 6.41%, 3/21/01
                              (Acquired 9/25/00, Cost
                              $24,212,104)(2)                         24,910,972
              140,000,000  Emerald Certificates,
                              5.31%-6.45%,
                              3/2/01-5/10/01 (Acquired
                              12/7/00-2/27/01, Cost
                              $138,027,637)(2)                       139,311,083
               80,000,000  Falcon Asset Securities Corp.,
                              5.23%-5.70%,
                              3/14/01-4/4/01 (Acquired
                              1/17/01-2/27/01, Cost
                              $79,474,652)(2)                         79,699,636
               60,000,000  Ford Motor Credit Co.,
                              5.33%-5.46%,
                              4/6/01-4/12/01                          59,659,400
               30,000,000  Formosa Plastics Corp. USA,
                              6.49%-6.50%,
                              3/12/01-3/13/01                         29,938,674
               65,000,000  Fortis Funding LLC,
                              6.07%-6.42%,
                              4/2/01-4/16/01 (Acquired
                              10/16/00-1/3/01, Cost
                              $63,153,335)(2)(3)                      64,509,219

Principal Amount                                                       Value
--------------------------------------------------------------------------------

            $  15,000,000  General Electric Capital Corp.,
                              6.56%, 3/1/01                       $   15,000,000
               45,500,000  GMAC Mortgage Corp., 5.63%,
                              3/1/01                                  45,500,000
               32,000,000  Halogen Capital Co., 5.62%,
                              4/12/01 (Acquired 1/17/01,
                              Cost $31,575,378)(2)                    31,790,186
               14,192,000  Merrill Lynch & Co., Inc., 5.48%,
                              4/12/01                                 14,101,266
               93,000,000  Morgan Stanley Dean Witter & Co.,
                              5.00%-6.18%,
                              3/5/01-6/1/01                           92,450,355
               15,000,000  National Rural Utilities Cooperative
                              Finance Corp., 6.44%, 4/12/01           14,887,299
              139,000,000  Newcastle Certificates,
                              5.11%-6.55%,
                              3/6/01-5/15/01 (Acquired
                              12/1/00-2/28/01, Cost
                              $137,238,299)(2)                       138,014,299
               60,000,000  Newell Rubbermaid Inc.,
                              5.23%-5.24%,
                              4/23/01-5/17/01 (Acquired
                              1/31/01-2/15/01, Cost
                              $59,245,625)(2)                         59,414,131
               60,000,000  Old Line Funding Corp., 5.46%,
                              3/20/01 (Acquired
                              2/9/01-2/12/01, Cost
                              $59,663,300)(2)                         59,827,100
               40,000,000  Prudential Funding Corp.,
                              5.23%-5.50%,
                              3/15/01-5/9/01                          39,757,284
               25,000,000  Rabobank Nederland NV (New
                              York), 5.17%, 7/18/01                   24,500,951
               40,000,000  Receivables Capital Corp., 5.22%,
                              7/27/01 (Acquired 1/5/01,
                              Cost $38,822,600)(2)                    39,141,600
              101,000,000  Rio Tinto America Inc.,
                              5.46%-6.20%,
                              3/16/01-4/6/01 (Acquired
                              1/2/01-1/29/01, Cost
                              $99,870,057)(2)                        100,661,750
               30,000,000  Sand Dollar Funding LLC, 5.36%,
                              4/4/01 (Acquired 2/1/01,
                              Cost $29,723,067)(2)                    29,848,133
               40,000,000  Societe Generale, 6.11%, 4/2/01
                              (Acquired 1/2/01, Cost
                              $39,389,000)(2)                         39,782,756
               95,000,000  Spintab-Swedmortgage AB,
                              5.17%-5.58%,
                              3/16/01-6/6/01                          94,213,335
               39,493,000  Tannehill Capital Company LLC,
                              5.49%-5.60%,
                              4/17/01-4/20/01 (Acquired
                              1/17/01-1/26/01, Cost
                              $38,963,295)(2)                         39,198,144
               20,000,000  UBS Finance Holdings, 5.90%,
                              5/4/01                                  19,790,222
               51,000,000  Verizon Network Funding,
                              5.65%-5.66%,
                              3/16/01-3/30/01                         50,822,705

See Notes to Financial Statements                 www.americancentury.com      5

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                     (Continued)
FEBRUARY 28, 2001

Principal Amount                                                       Value
--------------------------------------------------------------------------------

            $  87,000,000  WCP Funding Inc.,
                              5.56%-5.67%,
                              3/15/01-3/22/01 (Acquired
                              1/5/01-1/22/01, Cost
                              $86,161,045)(2)                     $   86,751,723
               60,000,000  Windmill Funding Corp.,
                              5.36%-5.50%,
                              3/15/01-4/6/01 (Acquired
                              2/5/01-2/20/01, Cost
                              $59,653,681)(2)                         59,791,139
                                                                  --------------
TOTAL COMMERCIAL PAPER                                             1,885,384,411
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 13.7%
               45,000,000  Abbey National Treasury Services
                              PLC, 7.33%, 5/16/01                     45,000,883
               45,000,000  Bayerische Landesbank
                              Girozentrale (New York), 6.33%,
                              6/11/01                                 45,000,000
               40,000,000  Commerzbank AG, 5.76%,
                              4/9/01                                  40,001,709
               40,000,000  Deutsche Bank AG (New York),
                              5.38%, 7/12/01                          40,000,000
              100,000,000  National Westminster Bank PLC
                              (New York), 6.79%-7.24%,
                              3/28/01-8/31/01                         99,993,732
               25,000,000  Rabobank Nederland NV (New
                              York), 5.27%, 1/14/02                   24,995,654
               40,000,000  Toronto Dominion Holdings,
                              5.53%, 4/11/01                          40,000,000
               20,000,000  UBS AG/Stamford Branch,
                              6.97%, 8/2/01                           19,997,469
               45,000,000  Westdeutsche Landesbank,
                              7.10%, 5/3/01                           45,000,000
                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT                                        399,989,447
                                                                  --------------

CORPORATE BONDS -- 11.1%
               15,000,000  Abbott Laboratories, VRN, 5.18%,
                              4/2/01, resets monthly off the
                              1-month LIBOR minus 0.03%
                              with no caps (Acquired
                              2/27/01, Cost $15,000,000)(2)           15,000,000
               50,000,000  American Express Centurion Bank,
                              VRN, 5.54%, 3/12/01, resets
                              monthly off the 1-month LIBOR
                              minus 0.03% with no caps                50,000,926
               19,000,000  Bank of America N.A., VRN,
                              5.41%, 5/3/01, resets quarterly
                              off the 3-month LIBOR plus
                              0.02% with no caps                      19,002,078
               45,000,000  Jackson National Life Insurance
                              Co., VRN, 5.72%, 3/9/01,
                              resets monthly off the 1-month
                              LIBOR plus 0.15% with no
                              caps (Acquired 6/9/00, Cost
                              $45,000,000)(2)                         45,000,000

Principal Amount                                                       Value
--------------------------------------------------------------------------------

            $  50,000,000  KeyBank N.A., VRN, 5.91%,
                              3/1/01, resets daily off the
                              Federal funds rate plus 0.42%
                              with no caps                        $   50,049,601
               50,000,000  Transamerica Asset Funding Corp.,
                              VRN, 5.64%, 5/1/01, resets
                              quarterly off the 3-month
                              LIBOR plus 0.11% with no
                              caps (Acquired 11/9/99,
                              Cost $50,000,000)(2)                    50,000,000
               50,000,000  Travelers Insurance Company
                              (The), VRN, 5.59%, 3/22/01,
                              resets monthly off the 1-month
                              LIBOR plus 0.03% with no
                              caps (Acquired 5/22/00, Cost
                              $50,000,000)(2)                         50,000,000
               45,000,000  U.S. Bank NA Minnesota, VRN,
                              5.65%, 3/21/01, resets
                              monthly off the 1-month LIBOR
                              plus 0.07% with no caps                 45,014,782
                                                                  --------------
TOTAL CORPORATE BONDS                                                324,067,387
                                                                  --------------

U.S. GOVERNMENT AGENCY SECURITIES -- 6.5%
               20,000,000  FNMA, 5.40%, 1/18/02                       20,000,000
               14,890,000  FNMA, 5.29%, 12/17/01                      14,816,292
               30,000,000  SLMA MTN, VRN, 5.47%,
                              3/1/01, resets weekly off the
                              3-month T-Bill plus 0.43% with
                              no caps                                 30,000,000
               50,000,000  SLMA MTN, VRN, 5.26%,
                              3/6/01, resets weekly off the
                              3-month T-Bill plus 0.42% with
                              no caps                                 49,990,183
               76,000,000  SLMA MTN, VRN, 5.89%,
                              3/6/01, resets weekly off the
                              3-month T-Bill rate with no caps        76,000,000
                                                                  --------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                    190,806,475
                                                                  --------------

BANK NOTES -- 2.8%
               33,000,000  Bank of America N.A., 7.20%,
                              5/4/01                                  33,000,000
               25,000,000  Citibank NA, 7.39%, 5/30/01                24,998,257
               23,000,000  CommerzBank AG, 6.80%,
                              4/27/01                                 23,045,798
                                                                  --------------
TOTAL BANK NOTES                                                      81,044,055
                                                                  --------------

ASSET-BACKED SECURITIES(4) -- 1.4%
                4,785,991  Associates Automobile
                              Receivables Trust, Series
                              2000-1, Class A1 SEQ, 6.85%,
                              6/15/01                                  4,785,991
                2,369,698  Household Automotive Trust,
                              Series 2000-2, Class A1 SEQ,
                              6.81%, 7/16/01                           2,369,698

6      1-800-345-2021                          See Notes to Financial Statements

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                     (Continued)
FEBRUARY 28, 2001

Principal Amount                                                       Value
--------------------------------------------------------------------------------

            $  35,000,000  Household Automotive Trust,
                              Series 2001-1, Class A1 SEQ,
                              4.99%, 3/18/02(5)                   $   34,995,450
                                                                  --------------
TOTAL ASSET-BACKED SECURITIES                                         42,151,139
                                                                  --------------
TOTAL INVESTMENT SECURITIES -- 100.0%                             $2,923,442,914
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2001.

(1) The rates for commercial paper are the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28,
    2001, was $1,402,567,614 which represented 48.6% of net assets. Restricted securities considered illiquid represent 5.0% of net assets.

(3) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(4) Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(5) When-issued security.

See Notes to Financial Statements                 www.americancentury.com      7

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

FEBRUARY 28, 2001

ASSETS
Investment securities, at value
  (amortized cost and cost for
  federal income tax purposes) .........................        $ 2,923,442,914
Receivable for capital shares sold .....................                 12,936
Interest receivable ....................................             23,175,367
Prepaid portfolio insurance ............................                286,852
                                                                ---------------
                                                                  2,946,918,069
                                                                ---------------

LIABILITIES
Disbursements in excess
  of demand deposit cash ...............................             11,943,389
Payable for investments purchased ......................             49,995,450
Accrued management fees (Note 2) .......................              1,308,526
Payable for trustees' fees and expenses ................                  8,443
Distribution fees payable (Note 2) .....................                  1,495
Service fees payable (Note 2) ..........................                  1,495
                                                                ---------------
                                                                     63,258,798
                                                                ---------------

Net Assets .............................................        $ 2,883,659,271
                                                                ===============

NET ASSETS CONSIST OF:
Capital paid in ........................................        $ 2,884,039,220
Accumulated net realized loss
  on investment transactions ...........................               (379,949)
                                                                ---------------
                                                                $ 2,883,659,271
                                                                ===============
Investor Class
Net assets .............................................        $ 2,875,875,684
Shares outstanding .....................................          2,876,255,745
Net asset value per share ..............................        $          1.00

Advisor Class
Net assets .............................................        $     7,783,587
Shares outstanding .....................................              7,783,475
Net asset value per share ..............................        $          1.00

8      1-800-345-2021                         See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

YEAR ENDED FEBRUARY 28, 2001

INVESTMENT INCOME
Income:
Interest ................................................         $ 187,487,455
                                                                  -------------

Expenses (Note 2):
Management fees .........................................            17,037,568
Trustees' fees and expenses .............................               113,591
Distribution fees -- Advisor Class ......................                14,853
Service fees -- Advisor Class ...........................                14,853
Portfolio insurance and other expenses ..................                23,833
                                                                  -------------
                                                                     17,204,698
                                                                  -------------

Net investment income ...................................           170,282,757
                                                                  -------------

Net realized loss on investments ........................               (23,295)
                                                                  -------------

Net Increase in Net Assets
  Resulting from Operations .............................         $ 170,259,462
                                                                  =============

See Notes to Financial Statements                www.americancentury.com      9

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income distributions, and shareholder investments and redemptions.

YEARS ENDED FEBRUARY 28, 2001 AND FEBRUARY 29, 2000

Increase (Decrease) in Net Assets                 2001                2000

OPERATIONS
Net investment income ....................   $   170,282,757    $   140,790,677
Net realized loss on investments .........           (23,295)              --
                                             ---------------    ---------------
Net increase in net assets
  resulting from operations ..............       170,259,462        140,790,677
                                             ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class .........................      (169,947,513)      (140,590,132)
  Advisor Class ..........................          (335,244)          (200,545)
                                             ---------------    ---------------
Decrease in net assets
  from distributions .....................      (170,282,757)      (140,790,677)
                                             ---------------    ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase (decrease) in net assets
  from capital share transactions ........       (42,941,116)        71,528,515
                                             ---------------    ---------------

Net increase (decrease) in net assets ....       (42,964,411)        71,528,515

NET ASSETS
Beginning of period ......................     2,926,623,682      2,855,095,167
                                             ---------------    ---------------
End of period ............................   $ 2,883,659,271    $ 2,926,623,682
                                             ===============    ===============

10      1-800-345-2021                        See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

FEBRUARY 28, 2001

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is the only fund issued by the trust. The fund is diversified under the 1940 Act. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America;
these policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue two classes of shares: the
Investor Class and the Advisor Class. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INCOME TAX STATUS -- It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income are declared and credited daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

    At February 28, 2001, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $362,495 (expiring 2002 through
2009) which may be used to offset future taxable gains.

    For the four-month period ended February 28, 2001, the fund incurred net capital losses of $17,438. The fund has elected to treat such losses as having been incurred in the following fiscal year.

--------------------------------------------------------------------------------
2.  TRANSACTIONS WITH RELATED PARTIES

    The trust has entered into a Management Agreement with American Century
Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category
Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2570% to
0.3700% and the rates for the Complex Fee (Investor Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended February 28, 2001, the effective annual Investor Class management fee was 0.59%.

    The Board of Trustees has adopted the Advisor Class Master Distribution and
Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the 1940 Act.
The plan provides that the fund will pay ACIM an annual distribution fee equal to 0.25% and annual service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIM, its affiliates or independent third party providers. Fees incurred under the plan during the year ended February 28, 2001 were $29,706.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

                                                www.americancentury.com      11

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

FEBRUARY 28, 2001

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                 SHARES             AMOUNT
INVESTOR CLASS
Year ended February 28, 2001
Sold .....................................     4,239,389,088    $ 4,239,389,088
Issued in reinvestment of distributions ..       165,330,628        165,330,628
Redeemed .................................    (4,450,645,562)    (4,450,645,562)
                                             ---------------    ---------------
Net decrease .............................       (45,925,846)   $   (45,925,846)
                                             ===============    ===============

Year ended February 29, 2000
Sold .....................................     4,383,800,939    $ 4,383,800,971
Issued in reinvestment of distributions ..       135,907,729        135,907,729
Redeemed .................................    (4,449,764,050)    (4,449,764,050)
                                             ---------------    ---------------
Net increase .............................        69,944,618    $    69,944,650
                                             ===============    ===============

ADVISOR CLASS
Year ended February 28, 2001
Sold .....................................        13,440,723    $    13,440,723
Issued in reinvestment of distributions ..           334,412            334,412
Redeemed .................................       (10,790,405)       (10,790,405)
                                             ---------------    ---------------
Net increase .............................         2,984,730    $     2,984,730
                                             ===============    ===============

Year ended February 29, 2000
Sold .....................................        10,466,392    $    10,466,392
Issued in reinvestment of distributions ..           198,445            198,445
Redeemed .................................        (9,080,972)        (9,080,972)
                                             ---------------    ---------------
Net increase .............................         1,583,865    $     1,583,865
                                             ===============    ===============

12      1-800-345-2021

Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), and EXPENSE RATIO
(operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                                       Investor Class
                                          2001             2000(1)            1999              1998              1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ...........   $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                    -------------     -------------     -------------     -------------     -------------
Income From Investment Operations

  Net Investment Income .........            0.06              0.05              0.05              0.05              0.05
                                    -------------     -------------     -------------     -------------     -------------
Distributions
  From Net Investment Income ....           (0.06)            (0.05)            (0.05)            (0.05)            (0.05)
                                    -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of Period ..   $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                    =============     =============     =============     =============     =============
  Total Return(2) ...............            6.05%             4.92%             5.07%             5.29%             5.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .........            0.60%             0.60%             0.58%             0.50%             0.50%
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver) .......            0.60%             0.60%             0.60%             0.63%             0.63%
Ratio of Net Investment Income
  to Average Net Assets .........            5.88%             4.81%             4.91%             5.17%             4.92%
Ratio of Net Investment Income
  to Average Net Assets
  (Before Expense Waiver) .......            5.88%             4.81%             4.89%             5.04%             4.79%
Net Assets, End of Period
  (in thousands) ................   $   2,875,876     $   2,921,825     $   2,851,880     $   1,417,311     $   1,211,990

(1)  Year ended February 29, 2000.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

See Notes to Financial Statements               www.americancentury.com      13

Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                       Advisor Class
                                             2001          2000(1)       1999(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period ...   $    1.00     $    1.00     $    1.00
                                           ---------     ---------     ---------
Income From Investment Operations
  Net Investment Income ................        0.06          0.05          0.02
                                           ---------     ---------     ---------
Distributions
  From Net Investment Income ...........       (0.06)        (0.05)        (0.02)
                                           ---------     ---------     ---------
Net Asset Value, End of Period .........   $    1.00     $    1.00     $    1.00
                                           =========     =========     =========
  Total Return(3) ......................        5.79%         4.66%         2.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................        0.85%         0.85%         0.85%(4)
Ratio of Net Investment Income
  to Average Net Assets ................        5.63%         4.56%         4.53%(4)
Net Assets, End of Period
  (in thousands) .......................   $   7,784     $   4,799     $   3,215

(1)  Year ended February 29, 2000.

(2)  August 28, 1998 (commencement of sale) through February 28, 1999.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

14      1-800-345-2021                        See Notes to Financial Statements

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the American Century Investment Trust and  Shareholders of
the Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund (the
"Fund") at February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America. The financial highlights for the year ended February
28, 1997 were audited by other auditors, whose report dated April 4, 1997, expressed an unqualified opinion on those statements. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Kansas City, Missouri
April 5, 2001

                                                www.americancentury.com      15

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Two classes of shares are authorized for sale by the fund: Investor Class and Advisor Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the
Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares is 0.25% higher than the total expense ratio of the Investor Class shares.

    Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

16      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PRIME MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's MONEY MARKET INSTRUMENT FUNDS category intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

*    A-1+:  extremely strong ability to meet financial obligations.

*    A-1:  strong ability to meet financial obligations.

*    A-2:  satisfactory ability to meet financial obligations.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they  are not absolute standards of quality.

[right margin]

INVESTMENT TEAM LEADERS
  Portfolio Manager
       DENISE TABACCO
  Credit Research Manager
       GREG AFIESH

                                                www.americancentury.com      17

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 13-14.

YIELDS

*   7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

*   7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

*   NUMBER OF ISSUERS -- the number of entities that issued securities held by the fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the more interest rate exposure and sensitivity the portfolio has.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

*   ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

*   CERTIFICATES OF DEPOSIT (CDS) -- CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

*   COMMERCIAL PAPER (CP) -- short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

*   VARIABLE-RATE NOTES (VRNS) -- debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate
(LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky"
derivatives--their behavior is similar to that of their designated base rates.
The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Farm Credit Bank and the Federal Home
Loan Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

18      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.

                                                www.americancentury.com      19

Notes
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20      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Discovery
   Giftrust(reg.tm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.tm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Intermediate-Term Treasury         Tax-Free
   GNMA                            AZ Intermediate-Term
   Inflation-Adjusted Treasury        Municipal
   Limited-Term Bond               FL Intermediate-Term
   Target 2000*                       Municipal
   Short-Term Government           Intermediate-Term Tax-Free
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2025*                    CA High-Yield Municipal
   Target 2020*                    High-Yield Municipal
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon. Target 2000 will close on December 15, 2000. The fund closed to new investors on 10/1/2000, and will no longer accept investments from current shareholders beginning
11/01/2000.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0401                                  American Century Investment Services, Inc.
SH-ANN-24837                       (c)2001 American Century Services Corporation